SA Goldman Sachs Multi-Asset Insights Portfolio Expense Example - SA Goldman Sachs Multi-Asset Insights Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,393
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	$ 1,686